Other liabilities	12 Months Ended
Dec. 31, 2018
Other liabilities [Abstract]
Disclosure of other liabilities [text block]

Other liabilities

Other non-current liabilities

Other non-current liabilities are summarized as follows:

Philips Group

Other non-current liabilities

in millions of EUR

2017 - 2018

	2017	2018
Deferred income [1]	249
Other tax liability	161	181
Other liabilities	65	72
Other non-current liabilities	474	253
[1] Due to implementation of IFRS 15 balances included in deferred income are now presented as contract liabilities.

The other non-current liabilities decreased with EUR 221 million. This increase is mainly driven by the change of presentation of balances included in deferred income.

For further details on tax related liabilities refer to Income taxes.

Other current liabilities

Other current liabilities are summarized as follows:

Philips Group

Other current liabilities

in millions of EUR

2017 - 2018

	2017	2018
Accrued customer rebates that cannot be offset with accounts receivables for those customers	435	422
Advances received from customers on orders not covered by work in process [1]	372
Other taxes including social security premiums	164	178
Other liabilities	155	137
Other current liabilities	1,126	737
[1] Due to implementation of IFRS 15 balances included in advances received from customers on orders not covered by work in progress are now presented as contract liabilities.

The other current liabilities decreased with EUR 389 million. This decrease is mainly driven by the change of presentation of balances included in advances received from customers on orders not covered by work in process.

The other liabilities per December 31, 2017 and 2018 include reclassifications from litigation provisions to liabilities due to settlements reached. For more details reference is made to Litigation provisions in Provisions and to Legal proceedings in Contingent assets and liabilities.

Contract liabilities

Non-current contract liabilities were EUR 226 million at December 31, 2018 (2017: EUR 249 million) and current contract liabilities were EUR 1,303 million at December 31, 2018 (2017: EUR 1,163 million).

The current contract liabilities increased with EUR 140 million. The year-on-year change is mainly driven by an increase in contractual billings.

The current contract liabilities as per December 31, 2017 resulted in revenue recognized of EUR 1,163 million in 2018.